CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)		11 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2021	Jan. 31, 2021
Cash Flows from Operating Activities:
Net loss	$ (14,691)		$ (23,170,100)
Adjustments to reconcile net loss to cash used in operating activities:
Offering costs associated with derivative liabilities	0		502,450
Income from investments held in Trust Account	0		(19,271)
Change in fair value of derivative warrant liabilities	0		17,782,000
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	14,691		(260,773)
Accounts payable			314,094
Accrued expenses			3,889,625
Net cash used in operating activities			(961,975)
Cash Flows from Investing Activities:
Cash deposited in Trust Account			(345,000,000)
Net cash used in investing activities			(345,000,000)
Cash Flows from Financing Activities:
Proceeds from note payable to related party			275,000
Repayment of note payable to related party			(275,000)
Proceeds received from initial public offering, gross			345,000,000
Proceeds received from private placement			8,900,000
Offering costs paid			(7,405,589)
Net cash provided by financing activities			346,494,411
Net (decrease) increase in cash and restricted cash			532,436
Cash - end of the period		$ 532,436	532,436
Supplemental disclosure of cash flow information:
Offering costs included in accrued expenses	33,000
Prepaid expenses paid by Sponsor in exchange for issuance of Class B ordinary shares	$ 25,000
Deferred underwriting commissions			12,075,000
Accretion of Class A ordinary shares to redemption amount			27,722,389
Rigetti Computing, Inc
Cash Flows from Operating Activities:
Net loss		(38,241,499)		$ (26,127,496)
Adjustments to reconcile net loss to cash used in operating activities:
Depreciation and amortization		4,651,129		4,299,263
Stock-based compensation		1,765,371		2,592,038
Gain on extinguishment of debt		0	(8,913,532)	(8,913,532)
Change in fair value of derivative warrant liabilities		1,664,133	0
Change in fair value of forward contract agreement liabilities		230,000
Amortization of debt issuance cost		512,755
Amortization of debt commitment fee asset		94,405
Accretion of debt end of term liabilities		121,585
Changes in operating assets and liabilities:
Accounts receivable		(1,063,166)		(290,399)
Prepaid expenses and other current assets		(314,988)		244,932
Other assets		(34,978)		(2,248)
Deferred revenue		493,149		(1,659,856)
Accounts payable		(388,574)		(1,995,037)
Accrued expenses		1,553,984		1,403,772
Other liabilities		(86,666)		381,300
Net cash used in operating activities		(29,043,360)		(30,067,263)
Cash Flows from Investing Activities:
Purchases of property and equipment		(7,007,742)		(4,400,432)
Net cash used in investing activities		(7,007,742)		(4,400,432)
Cash Flows from Financing Activities:
Proceeds from issuance of convertible notes				2,200,000
Proceeds from issuance of debt and warrants		27,000,000
Payments on debt issuance costs		(247,140)
Payments on deferred offering costs		(1,548,489)
Proceeds from issuance of preferred stock and warrants, gross				54,022,876
Proceeds from issuance of common stock upon exercise of stock options		374,901		51,384
Proceeds from issuance of common stock upon exercise of common stock warrants		2,968		14,980
Net cash provided by financing activities		25,582,240		56,289,240
Effect of changes in exchange rate on cash and restricted cash		(5,010)		72,136
Net (decrease) increase in cash and restricted cash		(10,473,872)		21,893,681
Cash - beginning of the period		22,519,522		625,841
Cash - end of the period		12,045,650	12,045,650	22,519,522
Supplemental disclosure of cash flow information:
Cash paid for interest		1,488,890		51,666
Supplemental disclosure of non-cash financing activity:
Deferred offering costs in accounts payable and accrued expenses		1,899,981
Fair value of loan and security agreement warrant liability		$ 2,690,574	$ 2,690,574
Conversion of redeemable convertible preferred stock to common stock upon equity recapitalization				120,793,893
Conversion of convertible notes to redeemable convertible preferred stock and warrants				19,874,439
Issuance of redeemable convertible preferred stock upon equity recapitalization				7,734,083
Issuance of common stock in connection with debt modification				1,443,605
Conversion of SAFE to redeemable convertible preferred stock				1,190,530
Conversion of convertible notes to common stock				427,690
Issuance of warrants to customer				$ 154,330